Interest in Joint Operation (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of joint ventures [abstract]
Summary of share of joint operation and includes inter-company transactions and balances
Below is a summary of Gold Fields’ share of the joint operation and includes inter-company transactions and balances:

	2022		2021
Figures in millions unless otherwise stated	US$	A$	US$	A$

Statement of financial position
Non-current assets	517.4	759.0	587.8	808.0
Property, plant and equipment	515.0	755.4	587.8	808.0
Environmental trust fund	2.5	3.6	—	—
Current assets	62.6	91.9	45.4	62.4
Cash and cash equivalents	10.8	15.9	7.6	10.4
Inventories	50.4	74.0	36.1	49.6
Other receivables	1.4	2.0	1.7	2.4

Total assets	580.1	850.9	633.2	870.4
Total equity
Retained earnings	116.9	171.5	64.6	88.9
Non-current liabilities	153.3	224.9	161.5	221.9
Deferred taxation	58.2	85.4	63.4	87.2
Finance lease liabilities	75.2	110.3	76.2	104.7
Environmental rehabilitation costs	18.1	26.6	20.2	27.7
Long-term incentive plan	1.8	2.6	1.7	2.3
Current liabilities	309.8	454.5	407.1	559.6
Related entity loans payable	278.7	408.9	377.2	518.5
Trade and other payables	23.0	33.7	22.3	30.7
Current portion of finance lease liabilities	8.1	11.9	7.6	10.4

Total equity and liabilities	580.1	850.9	633.2	870.4